Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Segment Information

	12.31.2017	12.31.2016	12.31.2015
Net revenue
Cement, masonry cement and lime - Argentina	11,649,136,962	8,314,392,402	6,701,278,244
Cement - Paraguay	1,152,606,929	—	—
Concrete	1,903,346,280	1,044,559,627	793,708,600
Railroad	1,608,080,671	1,223,681,686	919,729,670
Aggregates	261,292,612	189,491,197	144,660,326
Others	133,109,926	75,636,911	56,554,737
Eliminations	(1,421,038,454)	(973,318,615)	(744,977,684)

Total	15,286,534,926	9,874,443,208	7,870,953,893

Cost of sales
Cement, masonry cement and lime - Argentina	7,986,358,455	6,045,620,325	4,874,303,722
Cement - Paraguay	803,220,686	—	—
Concrete	1,795,052,472	968,360,040	755,769,143
Railroad	1,352,375,734	1,011,559,523	773,417,805
Aggregates	266,721,854	176,603,548	116,830,030
Others	67,374,539	35,697,635	33,154,459
Eliminations	(1,421,038,454)	(973,318,615)	(744,977,684)

Total	10,850,065,285	7,264,522,456	5,808,497,475

Selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	850,722,982	726,012,191	575,834,891
Cement - Paraguay	43,633,705	—	—
Concrete	77,974,017	49,143,560	34,190,768
Railroad	105,192,391	(4,235,303)	20,862,201
Aggregates	4,411,761	5,217,097	6,772,681
Others	38,471,541	29,341,972	24,698,911

Total	1,120,406,397	805,479,517	662,359,452

	12.31.2017	12.31.2016	12.31.2015
Depreciation and amortization
Cement, masonry cement and lime - Argentina	342,614,418	432,545,694	270,935,703
Cement - Paraguay	170,931,104	—	—
Concrete	24,544,240	12,492,535	9,755,647
Railroad	74,821,293	54,995,174	44,853,392
Aggregates	10,505,708	7,115,732	6,471,004
Others	2,463,945	1,924,745	1,940,551

Total	625,880,708	509,073,880	333,956,297

Net revenue less cost of sales, selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	2,812,055,525	1,542,759,886	1,251,139,631
Cement - Paraguay	305,752,538
Concrete	30,319,791	27,056,027	3,748,690
Railroad	150,512,546	216,357,466	125,449,664
Aggregates	(9,841,002)	7,670,552	21,057,615
Others	27,263,846	10,597,304	(1,298,633)

Total	3,316,063,244	1,804,441,235	1,400,096,967
Reconciling items:
Share of profit (loss) of associates		36,631,307	(105,140,743)
Tax on debits and credits banks accounts	(188,020,636)	(140,033,765)	(109,513,061)
Finance costs, net	(842,142,961)	(941,287,406)	(591,564,301)
Income tax	(585,537,956)	(257,734,325)	(242,359,114)

Total	1,700,361,691	502,017,046	351,519,747

Summary of Geographical Information

	12.31.2017	12.31.2016
Geographical information
Non-current assets
Argentina	4,094,960,948	3,444,863,021
Paraguay	2,358,756,400	2,016,522,494